Cover - $ / shares	12 Months Ended
	May 31, 2025	May 31, 2024
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	May 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--05-31
Entity File Number	001-42259
Entity Registrant Name	JBDI Holdings Limited
Entity Central Index Key	0001964314
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	34 Gul Crescent
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	629538
Title of 12(b) Security	Ordinary Shares, par value US$0.0005 per share
Trading Symbol	JBDI
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	19,254,471
Entity Listing, Par Value Per Share	$ 0.0005
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheet of JBDI Holdings Limited and its subsidiaries (collectively referred to as the “Company”) as of May 31, 2025, the related consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity, and cash flows for the year ended May 31, 2025 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial positions of the Company as of May 31, 2025, and the results of its operations and its cash flows for the year ended May 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	YCM CPA INC.	Onestop Assurance PAC
Auditor Firm ID	6781	6732
Auditor Location	Irvine, California	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	34 Gul Crescent
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	629538
City Area Code	+65
Local Phone Number	6861 4150
Contact Personnel Name	Mr. Lim Chwee Poh